PROPERTY AND EQUIPMENT, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
At cost:
Property and equipment	¥ 51,672,959	¥ 45,370,990
Less: Accumulated depreciation	(12,315,886)	(9,269,587)
Property and equipment net excluding construction in process	39,357,073	36,101,403
Construction in progress	10,958,497	10,827,984
Property and equipment	50,315,570	46,929,387
Less: Impairment losses	(2,816,076)	(12,759)
Property and equipment, net	47,499,494	46,916,628
Land
At cost:
Property and equipment	3,440,140	3,302,148
Buildings
At cost:
Property and equipment	16,439,068	13,847,692
Data center equipment
At cost:
Property and equipment	22,958,565	19,603,839
Leasehold improvement
At cost:
Property and equipment	8,706,161	8,444,282
Furniture and office equipment
At cost:
Property and equipment	123,732	167,410
Vehicles
At cost:
Property and equipment	¥ 5,293	¥ 5,619